Commitments and contingencies (Details 2) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Long-Term Debt Obligations
Capital commitments and Long-Term Debt Obligations
Expected repayment of nonrecourse securitization debt in 2018	¥ 12,684,881
Expected repayment of nonrecourse securitization debt in 2019	4,475,238
Capital commitments
Capital commitments and Long-Term Debt Obligations
Total capital commitments contracted but not yet reflected	¥ 2,658,773